Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses
Research and development	2,016	9,000	47,516	176,101	340,672	1,095,176
General and administrative	229,865	123,709	365,289	296,658	484,342	1,352,258
Total operating expenses	231,881	132,709	412,805	472,759	825,014	2,447,434
Loss from operations	(231,881)	(132,709)	(412,805)	(472,759)	(825,014)	(2,447,434)
Other expenses
Interest expense, net – related party	(260,017)	(247,321)	(510,840)	(502,571)	(998,076)	(975,774)
Loss before provision for income taxes	(491,898)	(380,030)	(923,645)	(975,330)	(1,823,090)	(3,423,208)
Provision for income taxes				1,600	1,600	1,603
Net Loss	$ (491,898)	$ (380,030)	$ (923,645)	$ (976,930)	$ (1,824,690)	$ (3,424,811)
Weighted average shares outstanding – basic and diluted	7,278,334	7,278,334	7,278,334	7,278,334	7,278,334	7,290,646
Loss per share – basic and diluted	$ (0.07)	$ (0.05)	$ (0.13)	$ (0.13)	$ (0.25)	$ (0.47)